Segment Reporting - Net Revenues (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	May 04, 2013	Apr. 28, 2012	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Segment Reporting Information [Line Items]
Total net revenues	$ 301,337	$ 217,914	$ 1,193,046	$ 958,084	$ 772,752
Furniture [Member]
Segment Reporting Information [Line Items]
Total net revenues	171,373	113,824	628,092	477,730	339,173
Non-furniture [Member]
Segment Reporting Information [Line Items]
Total net revenues	$ 129,964	$ 104,090	$ 564,954	$ 480,354	$ 433,579